Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Investments held in Trust Account	$51,289,643	$51,289,643	$—	$—

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Asset:
Investments held in Trust Account	$165,653,149	$165,653,149	$—	$—

Promissory note

The note payable was valued using the standard closed-form Black Scholes model which is considered to be a Level 3 fair value measurement.

The key inputs into the Black Scholes model for the promissory note were as follows at January 3, 2024:

Input	January 3, 2024
Risk-free interest rate	3.90%
Term (in years)	5.0
Probability of de-SPAC	20.0%
Exercise price	$11.50
Public Warrant Price	$0.053

The following table presents the changes in the fair value of the Level 3 note payable:

Fair value as of December 31, 2023	$-
Initial value	550,000
Fair value as of December 31, 2024	550,000

There were no transfers between Levels 1, 2 and 3 during the periods ended December 31, 2024 and 2023.